Subordinated Notes And Debentures - Additional Information (Detail) - CAD ($) $ in Millions				3 Months Ended		9 Months Ended
	Aug. 17, 2020	Jun. 24, 2020	Apr. 22, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about borrowings [line items]
Subordinated debentures				$ 1,493	$ 105	$ 1,562	$ 82
3.105% Subordinated Debentures due April 22, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Notes issued			$ 3,000
Interest rate (%)			3.105%
Earliest par redemption date			Apr. 22, 2025
Reset spread (%)			2.16%
Interest rate reset basis			Three-month Bankers' Acceptance rate
3.105% Subordinated Debentures due April 22, 2030 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Number of days of notice required to redemption			60 days
3.105% Subordinated Debentures due April 22, 2030 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Number of days of notice required to redemption			30 days
Subordinated debenture [member] | 2.692% subordinated debentures due June 24, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (%)		2.692%
Subordinated debentures		$ 1,500
Redemption percentage		100.00%
Maturity date		June 24, 2025
Redemption of debt [member] | Subordinated debenture [member] | 2.982% subordinated debentures due September 30, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.982%
Earliest par redemption date	Sep. 30, 2020
Subordinated debentures	$ 1,000
Redemption percentage	100.00%
Redemption date	Sep. 30, 2025